SHARE CAPITAL - Disclosure of detailed information about warrants outstanding (Details)	1 Months Ended			7 Months Ended	12 Months Ended
	Dec. 31, 2021 CAD_per_Share Month Share	Jun. 30, 2021 Share	Feb. 29, 2020 Share	Dec. 31, 2021 CAD_per_Share Month Share	Dec. 31, 2021 CAD_per_Share Month Share	Dec. 31, 2019 Share
Disclosure of classes of share capital [line items]
Opening Balance					537,000
Granted					9,943,241
Cancelled					(96,000)
Exercised	(1,800,000)	(600,000)	(875,000)	(2,400,000)	(2,400,000)	(500,000)
Expired					0
Closing Balance	7,984,241			7,984,241	7,984,241
July 31, 2022 [Member]
Disclosure of classes of share capital [line items]
Opening Balance					123,000
Granted					0
Cancelled					0
Exercised					0
Expired					0
Closing Balance	123,000			123,000	123,000
Exercise price of warrants outstanding | CAD_per_Share	0.61			0.61	0.61
Exercise period (months) | Month					24
Remaining contractual life (months) | Month	7			7	7
August 26, 2022 [Member]
Disclosure of classes of share capital [line items]
Opening Balance					414,000
Granted					0
Cancelled					(96,000)
Exercised					0
Expired					0
Closing Balance	318,000			318,000	318,000
Exercise price of warrants outstanding | CAD_per_Share	0.61			0.61	0.61
Exercise period (months) | Month					24
Remaining contractual life (months) | Month	8			8	8
February 2, 2022 [Member]
Disclosure of classes of share capital [line items]
Opening Balance					0
Granted					1,050,800
Cancelled					0
Exercised					0
Expired					0
Closing Balance	1,050,800			1,050,800	1,050,800
Exercise price of warrants outstanding | CAD_per_Share	0.75			0.75	0.75
Exercise period (months) | Month					12
Remaining contractual life (months) | Month	1			1	1
February 3, 2022 [Member]
Disclosure of classes of share capital [line items]
Opening Balance					0
Granted					3,101,000
Cancelled					0
Exercised					(2,100,000)
Expired					0
Closing Balance	1,001,000			1,001,000	1,001,000
Exercise price of warrants outstanding | CAD_per_Share	0.75			0.75	0.75
Exercise period (months) | Month					12
Remaining contractual life (months) | Month	1			1	1
February 12, 2022 [Member]
Disclosure of classes of share capital [line items]
Opening Balance					0
Granted					1,804,000
Cancelled					0
Exercised					(300,000)
Expired					0
Closing Balance	1,504,000			1,504,000	1,504,000
Exercise price of warrants outstanding | CAD_per_Share	0.75			0.75	0.75
Exercise period (months) | Month					12
Remaining contractual life (months) | Month	1			1	1
July 19, 2022 [Member]
Disclosure of classes of share capital [line items]
Opening Balance					0
Granted					720,513
Cancelled					0
Exercised					0
Expired					0
Closing Balance	720,513			720,513	720,513
Exercise price of warrants outstanding | CAD_per_Share	0.95			0.95	0.95
Exercise period (months) | Month					12
Remaining contractual life (months) | Month	7			7	7
July 22, 2022 [Member]
Disclosure of classes of share capital [line items]
Opening Balance					0
Granted					70,000
Cancelled					0
Exercised					0
Expired					0
Closing Balance	70,000			70,000	70,000
Exercise price of warrants outstanding | CAD_per_Share	0.95			0.95	0.95
Exercise period (months) | Month					12
Remaining contractual life (months) | Month	7			7	7
July 23, 2022 [Member]
Disclosure of classes of share capital [line items]
Opening Balance					0
Granted					3,196,928
Cancelled					0
Exercised					0
Expired					0
Closing Balance	3,196,928			3,196,928	3,196,928
Exercise price of warrants outstanding | CAD_per_Share	0.95			0.95	0.95
Exercise period (months) | Month					12
Remaining contractual life (months) | Month	7			7	7